Employee benefits, Defined benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	$ 102,375	$ 150,197
Interest cost	(101)	(220)
Benefits paid	(919)	(5,783)
Balance at end of period	84,652	102,375
Pensions and Seniority Premiums [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	7,538	12,371
Pensions and Seniority Premiums [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	87,820	139,763
Current service cost	13,265	(21,158)
Interest cost	7,538	12,371
Benefits paid	(1,338)	(3,878)
Benefits paid from plan assets	(6,674)	(6,044)
Past service cost	(30,388)	(33,234)
Balance at end of period	70,223	87,820
Termination of Employment [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	1,145	770
Termination of Employment [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	15,680	13,365
Current service cost	1,383	3,907
Interest cost	1,145	770
Benefits paid	(322)	(1,905)
Benefits paid from plan assets	(1,497)	0
Past service cost	(1,475)	(457)
Balance at end of period	$ 14,914	$ 15,680